Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Capital
Common Equity Tier 1 capital	[1],[2]	$ 60,432	$ 59,403	$ 57,041
Net Tier 1 capital	[1],[2]	69,299	68,282	65,223
Total regulatory capital	[1],[2]	77,411	76,789	75,651
Total loss absorbing capacity (TLAC)	[1],[2],[3]	131,832	129,939	134,504
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1],[2],[4]	453,658	450,191	440,017
Leverage exposures	[5]	$ 1,556,455	$ 1,555,486	$ 1,562,963
Regulatory ratios
Common Equity Tier 1 capital ratio	[1],[2]	13.30%	13.20%	13.00%
Tier 1 capital ratio	[1],[2]	15.30%	15.20%	14.80%
Total capital ratio	[1],[2]	17.10%	17.10%	17.20%
Total loss absorbing capacity ratio	[1],[2],[3]	29.10%	28.90%	30.60%
Leverage ratio	[1],[2],[5]	4.50%	4.40%	4.20%
Total loss absorbing capacity leverage ratio	[1],[2],[3]	8.50%	8.40%	8.60%

[1]	Commencing Q1 2024, regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023). The prior year regulatory capital ratios were based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023).
[2]	Regulatory ratios and amounts reported are under Revised Basel III requirements.
[3]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[4]	As at July 31, 2024, the Bank did not have a regulatory capital floor add-on to risk-weighted assets (RWA) for CET1, Tier 1, Total Capital and TLAC RWA (as at April 30, 2024 and October 31, 2023, the Bank did not have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA).
[5]	The leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).